Offerings - Offering: 1	Apr. 18, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01
Maximum Aggregate Offering Price	$ 332,873,275
Fee Rate	0.01531%
Amount of Registration Fee	$ 50,962.9
Offering Note	This Registration Statement on Form S-8 registers an aggregate of 17,815,000 shares of common stock, par value $0.01 (“Common Stock”), of Regions Financial Corporation (the “Registrant”) that are available for issuance pursuant to the Regions Financial Corporation 2025 Long Term Incentive Plan (the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover an indeterminate number of additional shares that may become issuable as a result of stock splits, stock dividends or similar transactions pursuant to the anti-dilution provisions of the Plan.
(2) This estimate is made pursuant to Rule 457(c) and (h) under the Securities Act, solely for the purpose of determining the amount of the registration fee. The registration fee is based upon the average of the high and low price of Common Stock on April 11, 2025, as reported on the New York Stock Exchange.